Shareholder Fees {- Investor Freedom® 2015 Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Investor Freedom Funds Investor Combo PRO-12 | Investor Freedom® 2015 Portfolio
Shareholder Fees:
(fees paid directly from your investment)